PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Historical costs (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Property Plant and Equipment carrying amount at cost of revalued assets [Line Items]
Property, plant and equipment, revalued assets, at cost	$ 25,476	$ 23,713
Hydroelectric
Property Plant and Equipment carrying amount at cost of revalued assets [Line Items]
Property, plant and equipment, revalued assets, at cost	11,135	11,330
Wind
Property Plant and Equipment carrying amount at cost of revalued assets [Line Items]
Property, plant and equipment, revalued assets, at cost	7,719	6,625
Solar
Property Plant and Equipment carrying amount at cost of revalued assets [Line Items]
Property, plant and equipment, revalued assets, at cost	6,467	5,583
Other
Property Plant and Equipment carrying amount at cost of revalued assets [Line Items]
Property, plant and equipment, revalued assets, at cost	$ 155	$ 175